FILED PURSUANT TO RULE 497(e)
REGISTRATION NO. 333-141093
GABELLI SRI GREEN FUND, INC. (the “Fund”)
Supplement dated December 30, 2011, to the Fund’s Statement of Additional
Information dated July 29, 2011, as supplemented September 12, 2011, October 5,
2011 and December 1, 2011
Effective as of the close of business on December 30, 2011, Mr. John M. Segrich, CFA, will no longer be a Portfolio Manager of the Fund. All references to Mr. Segrich should be deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE